Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2025
Operations and Reorganization
Schedule of the company's subsidiaries and VIEs and VIEs and VIES' subsidiaries

As of December 31, 2025, the Company’s major subsidiaries are as follows:

			Percentage of
	Place of	Date of	Direct or Indirect
	Incorporation/	Incorporation/	Economic
Company	Establishment	Establishment	Ownership
Subsidiaries
51Talk English International Limited	Hong Kong	October 7, 2014	100%
China Online Innovations Inc.*	Philippines	October 9, 2014	99.999995%
On Demand English Innovations Inc.*	Philippines	January 14, 2016	99.999%
Helloworld Online Education Group	Cayman	July 13, 2018	100%
Helloworld Online Education PTE.LTD	Singapore	December 17, 2021	100%
51Talk Training SDN.BHD	Malaysia	April 5, 2022	100%
Helloworld Online Education Group (HK) Limited	Hong Kong	August 10, 2018	100%
Beijing Helloworld Online Technology Co., Ltd.	PRC	September 3, 2018	100%
Nanjing Helloworld Online Information Technology Co., Ltd	PRC	September 20, 2022	100%
Helloworld Education Online (Thailand) Co., Ltd.	Thailand	November 29, 2022	49%
Darb Al-Najah Training Company	Saudi Arabia	March 13, 2023	100%
HelloWorld Online Education Jordan LLC	Jordan	July 30, 2023	100%
HAWO EDUCATION INVESTMENT-FZCO	United Arab Emirates	January 26, 2024	100%
Hawo Online Training L.L.C-FZ	United Arab Emirates	February 27, 2024	100%
Helloworld Online Education Vietnam Company Limited	Vietnam	July 31, 2025	100%
*

The Company directly holds the 99.999995% and 99.999% shares of China Online Innovations Inc. and On Demand English Innovations Inc. respectively. There is no substantive noncontrolling interests for China Online Innovations Inc. and On Demand English Innovations Inc. as of December 31, 2024 and 2025. The non-controlling shareholders are nominee shareholders mainly consisting of local residents to comply with local regulations of the Philippines.